Supplement dated November 13, 2012 to the Wilmington Funds (the “Trust”) Prospectus dated August 31, 2012 (the “Prospectus”)

Effective November 13, 2012, the information in the Prospectus with respect to the Wilmington Multi-Manager International Fund will be amended, supplemented or replaced as follows:

Change in Sub-Advisor

Effective at the close of business on November 13, 2012, Goldman Sachs Asset Management, L.P. and Hansberger Global Investors, Inc. will cease to be sub-advisors of the Wilmington Multi-Manager International Fund (the “Fund”), and Northern Cross LLC will become a sub-advisor to the Fund. Accordingly, as of November 13, 2012, all references to Goldman Sachs Asset Management, L.P. (“Goldman Sachs”), Hansberger Global Investors, Inc. (“HGI”) and their portfolio management teams in the Prospectus are hereby deleted and replaced as described below:

The following amends and replaces information in the section entitled “Management of the Fund,” under “Investment Sub-Advisors” on pages 21-22 of the Prospectus:

Investment Sub-Advisors

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acadian Asset Management LLC (“Acadian”), Baring International Investment Limited (“Barings”), Dimensional Fund Advisors LP (“Dimensional”), , LSV Asset Management (“LSV”), Northern Cross LLC (“Northern Cross”), Parametric Portfolio Associates LLC (“Parametric”) and Principal Global Investors LLC (“Principal Global”).

Portfolio Managers	Title	Service Date (with the Fund)
Samuel Fraundorf, CFA, CPA	President at WTIA	2012
George Chen, CFA, CIPM	Assistant Vice President and Research Analyst at WTIA	2012
Clement K. Miller, CFA	Administrative Vice President at WTIA	2012
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
Asha Mehta, CFA	Vice President and Portfolio Manager at Acadian	2012
Constantine P. Papageorgiou, CFA	Vice President and Portfolio Manager at Acadian	2012
David Bertocchi, CFA	Divisional Director at Barings	2009
Jonathan Greenhill	Equity Investment Manager at Barings	2011
Tom Mann, CFA	Equity Investment Manager at Barings	2012
Karen E. Umland, CFA	Vice President and Senior Portfolio Manager at Dimensional	2012
Joseph H. Chi, CFA	Co-Head of Portfolio Management and Senior Portfolio Manager at Dimensional	2012
Jed S. Fogdall	Co-Head of Portfolio Management and Senior Portfolio Manager at Dimensional	2012
Henry F. Gray	Vice President and Head of Global Equity Trading	2012
Puneet Mansharamani, CFA	Partner and Senior Quantitative Analyst at LSV	2000
Josef Lakonishok	Partner, Chief Executive Officer and Chief Investment Officer at LSV	1994
Menno Vermeulen, CFA	Partner and Senior Quantitative Analyst at LSV	1995
Howard Appleby, CFA	Principal at Northern Cross	2012
Jean-Francois Ducrest	Principal at Northern Cross	2012
James LaTorre, CFA	Principal at Northern Cross	2012
Edward E. Wendell, Jr.	Principal at Northern Cross	2012
David M. Stein, Ph.D	Chief Investment Officer at Parametric	2012
Thomas C. Seto	Director of Portfolio Management and Portfolio Manager at Parametric	2012
Michael L. Reynal	Portfolio Manager at Principal Global	2012

The following amends and replaces certain information on page 113 of the Prospectus under the section entitled “Who Manages the Funds,” under “Sub-Advisors” for the Fund:

Northern Cross LLC. (“Northern Cross”) sub-advises a portion of the Multi-Manager International Fund. Northern Cross, located at 125 Summer Street, Boston, MA 02110, is a registered investment advisor. As of September 30, 2012, Northern Cross had assets under management of approximately $40 billion.

The following amends and replaces certain information on page 113 of the Prospectus under the section entitled “Who Manages the Funds,” under “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager International Fund (formerly, MTB International Equity Fund) – R. Samuel Fraundorf, CFA, CPA, George Chen, CPA, CIPM, Clement K. Miller, CFA and Thomas R. Pierce, CFA allocate the assets of the International Fund among the sub-advisors. Asha Mehta, Contantine P. Papageorgiou, David Bertocchi, Jonathan Greenhill, Tom Mann, Karen E. Umland, Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, Puneet Mansharamani, Josef Lakonishok, Menno Vermeulen, Howard Appleby, CFA, Jean-Francois Ducrest, James LaTorre, CFA, Edward E. Wendell, Jr., David M. Stein, Thomas C. Seto and Michael L. Reynal, Portfolio Managers for the sub-advisors, jointly manage the International Fund. They decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

The following amends and replaces the Goldman Sachs and HGI portfolio manager biographies on page 114 of the Prospectus under section entitled “Who Manages the Funds,” under “Portfolio Manager Biographies” for the Fund:

Howard Appleby, CFA, Principal of Northern Cross, is a British citizen and has been in the investment business since 1982, when he began his career as an equity analyst (specializing in basic materials and energy) for W. Greenwell & Co. In 1985, Mr. Appleby moved to the U.S. and started a 16-year sell-side career, advising U.S. portfolio managers on non-U.S. equities in various research, sales, and management roles. He went on to have an 8-year tenure at ABN AMRO and in 2002 became part of the Northern Cross group as an analyst. In 2003, he became a founding partner and portfolio manager for Northern Cross. Mr. Appleby is a graduate of the University of Exeter, Exeter, England.

Jean-Francois Ducrest, Principal of Northern Cross, is a French citizen and has been engaged in the business of international equities since 1988. Mr. Ducrest started his career on the sell side as an equity analyst at Paris-based European broker Cheuvreux, covering multiple sectors during his tenure there, including industrials, consumer goods, and utilities. From 1995 to 2001, Mr. Ducrest was a Senior Vice President and Principal of Cheuvreux’ U.S. operations, serving institutions investing in European equities. In 2002, Mr. Ducrest became part of the Northern Cross group as an analyst. In 2003, he became a founding partner and portfolio manager for Northern Cross. Mr. Ducrest is a graduate of the Institut d’Etudes Politiques de Paris, France and a Trustee of the French Cultural Center of Boston.

James LaTorre, CFA, Principal of Northern Cross, began his career in the investment industry in 1982 with Merrill Lynch in New York. In 1989, Mr. LaTorre became VP of Investments with the Ivy Fund group, where he managed the Ivy Growth with Income Fund and co-managed the Ivy Growth Fund. In 1992, Mr. LaTorre joined Hakan Castegren, then manager of the Ivy International Fund and the Harbor International Fund and the founder of the Northern Cross investment philosophy. In 1993, Mr. LaTorre became Director of Research for Hakan Castegren. He went on to manage the Harbor International Fund II. In 2003, Mr. LaTorre became a founding partner and portfolio manager for Northern Cross. He received his BA in Economics from Fairfield University and his MS in Finance from Boston College where he earned the Dean and Faculty Award given to the highest ranking student.

Edward E. Wendell, Jr., Principal of Northern Cross, has been involved in the investment management business since 1985 when he began supporting Hakan Castegren, founder of the Northern Cross investment philosophy. In 2003, Mr. Wendell became a founding partner and portfolio manager for Northern Cross. A graduate of Harvard College, he holds an MA in mathematics from the University of Washington in Washington. Mr. Wendell is a trustee of Marlboro College in Vermont and is treasurer of The Poverty Alleviation Fund.

Please keep this Supplement for future reference.

SP-WT-PRO-001-1112

Supplement dated November 13, 2012, to the Wilmington Funds (the “Funds”) Statement of Additional Information dated August 31, 2012 (the “SAI”)

Wilmington Multi-Manager International Fund (the “Fund”)

Effective at the close of business on November 13, 2012, Goldman Sachs Asset Management, L.P. and Hansberger Global Investors, Inc. will cease to be sub-advisors of the Wilmington Multi-Manager International Fund (the “Fund”), and Northern Cross LLC will become a sub-advisor to the Fund. Accordingly, as of November 13, 2012, all references to Goldman Sachs Asset Management, L.P. (“Goldman Sachs”), Hansberger Global Investors, Inc. (“HGI”) and their portfolio management teams in the SAI are hereby deleted and replaced as described below:

The following amends and replaces the information pertaining to Goldman Sachs and HGI on page 90 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, under “Sub-Advisory Services – Multi-Manager International Fund”:

MULTI-MANAGER INTERNATIONAL FUND

Each of Acadian Asset Management LLC (“Acadian”), Baring International Investment Limited (“Barings”), Dimensional Fund Advisors LP (“Dimensional”), LSV Asset Management (“LSV”), Northern Cross LLC (“Northern Cross”), Parametric Portfolio Associates LLC (“Parametric”), and Principal Global Investors LLC (“Principal Global”) act as sub-advisors to the Multi-Manager International Fund. The Advisor will allocate assets of the Multi-Manager International Fund among the sub-advisors. The allocation of assets among the sub-advisors may vary from time to time and the Advisor may not allocate assets to every sub-advisor.

Acadian is located at One Post Office Square, Boston, MA 02109.

Barings is located at 155 Bishopsgate, London EC2M, 3XY, United Kingdom.

Dimensional is located at 6300 Bee Cave Road, Building One, Austin, TX 78736.

LSV is located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606.

Northern Cross is located at 125 Summer Street, Boston, MA 02110.

Parametric is located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101.

Principal Global is located at 801 Grand Avenue, Des Moines, IA 50392.

The following amends and replaces the information pertaining to Goldman Sachs and HGI on page 100 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, under “Portfolio Managers” for the Fund:

Portfolio Managers

Northern Cross LLC (Northern Cross)

Other Accounts Managed (As of September 30, 2012)

Howard Appleby, CFA

Other Accounts Managed by Howard Appleby, CFA	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$36,975.8	0
Other Pooled Investment Vehicles	0	0
Other Accounts	14/$3,188.6	0

Dollar value range of shares owned in the Multi-Manager International Fund: None

Jean-Francois Ducrest

Other Accounts Managed by Jean Francois Ducrest	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$36,975.8	0
Other Pooled Investment Vehicles	0	0
Other Accounts	14/$3,188.6	0

Dollar value range of shares owned in the Multi-Manager International Fund: None

James LaTorre, CFA

Other Accounts Managed by James LaTorre, CFA	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$36,975.8	0
Other Pooled Investment Vehicles	0	0
Other Accounts	14/$3,188.6	0

Dollar value range of shares owned in the Multi-Manager International Fund: None

Edward E. Wendell, Jr.

Other Accounts Managed by Edward E. Wendell, Jr.	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	7/$36,975.8	0
Other Pooled Investment Vehicles	0	0
Other Accounts	14/$3,188.6	0

Dollar value range of shares owned in the Multi-Manager International Fund: None

Compensation (Northern Cross)

The four principals of Northern Cross, Messrs. Appleby, Ducrest, LaTorre and Wendell are equal owners of the firm and its founding partners. Their compensation consists of equal shares in the firm’s overall profits.

Conflicts (Northern Cross)

From time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of the Multi-Manager International Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Multi-Manager International Fund, track the same index that the Multi-Manager International Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Multi-Manager International Fund. The other accounts might also have different investment objectives or strategies than the Multi-Manager International Fund.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Multi-Manager International Fund. Because of the portfolio managers’ positions with the Multi-Manager International Fund, each portfolio manager knows the size, timing and possible market impact of the Multi-Manager International Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Multi-Manager International Fund.

Investment Opportunities

A potential conflict of interest may arise as result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Multi-Manager International Fund and other accounts managed by one or more of the portfolio managers, but may not be available in sufficient quantities for both the Multi-Manager International Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Multi-Manager International Fund and another account.

Northern Cross has adopted policies and procedures reasonably designed to treat all accounts fairly and equitably and to address the potentially adverse effect of any conflicts of interest. Northern Cross has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time. Under these allocation procedures, investment opportunities are allocated among various investment strategies based on account investment guidelines and the Sub-advisor’s investment outlook.

The following amends and replaces the information pertaining to Goldman Sachs and HGI in the “Addresses” section of the SAI:

Sub-advisors to Wilmington Multi-Manager International Fund

Northern Cross LLC

125 Summer Street

Boston, MA 02110

Please keep this Supplement for future reference.

SP-WT-SAI-1112